Other Equity Instruments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of other equity instruments

	Interest rate %	Next call date	30 June 2019 £m	31 December 2018 £m
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
– £300m Fixed Rate Reset Perpetual AT1 Capital Securities	7.60	December 2019	300	300
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.33	September 2019	500	500

			2,041	2,041